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FLORIDA
DAILY
MUNICIPAL
INCOME
FUND







                                  Annual Report
                                 August 31, 1996







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

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FLORIDA
DAILY MUNICIPAL                    600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                        212/830-5200

===============================================================================


Dear Shareholder:


We are pleased to present the annual report of Florida Daily Municipal Income Fund for the year ended August 31, 1996.

The Fund had net assets of $46,368,963 and 382 active shareholders as of August 31, 1996. Dividends earned on a share held throughout the year were $.031 and $.033, for Class A shares and Class B shares, respectively. When adjusted for the compounding effect of the reinvestment of dividends, this represents a yield of 3.09% and 3.35% on an annual basis for Class A shares and Class B shares, respectively.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,

/s/ Steven W. Duff

Steven W. Duff
President






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



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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 1996

===============================================================================


                                                                                                                    Ratings (a)
                                                                                                                 -----------------
     Face                                                                     Maturity                 Value              Standard
    Amount                                                                      Date       Yield     (Note 1)    Moody's &   Poors
    ------                                                                      ----       -----      ------     -------     -----
Other Tax Exempt Investments (7.03%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Halifax Hospital Medical Center TAN
              (Daytona Beach, Florida) - Series 1996
              LOC Barnett Bank of Jacksonville                                04/15/97      3.70% $  1,000,294    MIG-1
  2,000,000   Martin County, FL - School District TAN
              (District Operating Millage) - Series 1996                      06/30/97      3.75     2,007,119    MIG-1
    250,000   Pasco County, FL Water and Sewer
              FGIC Insured                                                    10/01/96      4.77       250,550     Aaa       AAA
-----------                                                                                        -----------
  3,250,000   Total Other Tax Exempt Investments                                                     3,257,963
-----------                                                                                        -----------

Other Variable Rate Demand Instruments (c) (67.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$   400,000   Broward County, FL IDRB (Allied Signal Incorporated)            03/01/99      3.65%  $   400,000                A1
    100,000   City of Naples, FL
              (Naples County Hospital Incorporated Project)
              LOC Mellon Bank, N.A.                                           11/01/22      3.65       100,000                A1
    530,000   Dade County, FL Aviation RB - Series V
              LOC Sun Bank, N.A.                                              10/01/07      3.55       530,000     VMIG-1     A1
  1,900,000   Dade County, FL HFA MHRB (Gables Point) - Series 1985
              Fannie Mae Collateralized                                       05/15/05      3.40     1,900,000                A1+
  2,700,000   Dade County, FL IDA RB (Florida Convalescent Association)
              LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       12/01/11      3.70     2,700,000     VMIG-1
    515,000   Escambia County, FL IDRB
              (Gelman Sciences, Incorporation Project)
              LOC First National Bank of Chicago/ National Bank of Detroit    07/01/04      3.55       515,000                A1+
  1,100,000   Florida HFA MHRB (Falls of Venice Project)
              LOC PNC Bank                                                    12/01/11      3.65     1,100,000       P1       A1
  1,100,000   Florida Housing Finance Agency MHRB
              (Monterey Meadows Apartment Project) - Series 1985
              LOC Citibank                                                    12/01/07      3.40     1,100,000                A1+
     80,000   Gulf Breeze, FL RB - Series 1985B
              FGIC Insured                                                    12/01/15      3.40        80,000     VMIG-1     A1+
   1,300,000  Gulf Breeze, FL RB - Series 1985C
              FGIC Insured                                                    12/01/15      3.40     1,300,000     VMIG-1     A1
  1,150,000   Indian River County, FL IDR
              (Florida Convention Centers Project)
              LOC Toronto-Dominion Bank                                       01/01/11      3.75     1,150,000       P1
  2,700,000   Jacksonville, FL HRB (University Medical Center) - Series 1989  02/01/19      3.60     2,700,000     VMIG-1


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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                Ratings (a)
                                                                                                             -----------------
     Face                                                                    Maturity                Value             Standard
    Amount                                                                     Date       Yield    (Note 1)  Moody's &   Poors
    ------                                                                     ----       -----     ------   -------     -----
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$1,000,000  Jacksonville, FL IDRB
            (University of Florida Health Science Center) - Series 1989
            LOC Barnett Bank of Jacksonville                                   07/01/19    3.65% $  1,000,000  VMIG-1
   710,000  Lee, FL IDRB (Christian & Missionary Alliance) - Series 1985
            LOC Banque Paribas                                                 04/01/10    3.90       710,000              A1
 1,750,000  Marion County, FL IDA
            (Hamilton Products, Incorporation Project) - Series 1995 (b)
            LOC Comerica Bank                                                  11/01/15    3.75     1,750,000
   200,000  Monroe County, FL IDA (Beverly Enterprises) - Series 1985
            LOC Morgan Guaranty Trust Company                                  06/01/10    3.40       200,000  VMIG-1
 1,000,000  Ocean Highway & Port Authority RB - Series 1990
            LOC ABN AMRO Bank N.V.                                             12/01/20    3.50     1,000,000  VMIG-1      A1+
   900,000  Ocean Highway & Port Authority, FL RB
            (Port, Airport & Marina Improvement)
            LOC ABN AMRO Bank N.V.                                             12/01/20    3.50       900,000  VMIG-1      A1+
  1,000,000 Orange County Health Facilities Authority RB
            (Adventist Health System/Sunbelt Obligation)
            LOC Rabobank Nederland                                             11/15/26    3.45     1,000,000              A1+
  1,200,000 Orange County, FL
            Health Facility - Adventist Orange County Health Facility
            LOC Banque Paribas                                                 11/15/14    3.75     1,200,000  VMIG-1
  1,000,000 Orange County, FL IDRB
            (Florida Convention Centers Project) - Series A
            LOC Toronto-Dominion Bank                                          01/01/11    3.55     1,000,000    P1
  1,000,000 Pinellas County, FL (Indian Country Project) (b)
            LOC Wachovia Bank & Trust Co., N.A.                                10/01/01    3.40     1,000,000
  1,900,000 Pinellas County, FL HFFA (St. Mark Village Project) - Series 1987
            LOC Nations Bank                                                   03/01/17    3.45     1,900,000              A1
  1,000,000 Pinellas County, FL Industry Council IDRB
            (Genca Corporation Project) (b)
            LOC PNC Bank                                                       11/01/09    3.70     1,000,000
  2,675,000 Polk County, FL IDA PCRB (IMC Fertilizer Incorporation Project)
            LOC Rabobank Nederland                                             02/01/00    3.50     2,675,000    P1
  2,300,000 St. Johns County, FL HRB
            (Flagler Hospital, Incorporation) - Series 1986A
            LOC Kredietbank                                                    08/01/16    3.45     2,300,000  VMIG-1
-----------                                                                                      ------------
 31,210,000 Total Other Variable Rate Demand Instruments                                           31,210,000
-----------                                                                                      ------------

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                       See Notes to Financial Statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1996

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
     Face                                                                    Maturity                   Value              Standard
    Amount                                                                     Date       Yield       (Note 1)    Moody's &   Poors
    ------                                                                     ----       -----        ------     -------     -----

Put Bonds (d) (4.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$   980,000  Putnam County, FL Developement Authority
             (Seminole Electric) - Series H-3                                09/15/96      3.25%    $     980,000     VMIG-1     A1+
  1,000,000  Putnam County, FL Development Authority
             (Seminole Electric) - Series 1984 D                             12/15/96      3.50         1,000,000      MIG-1     A1+
-----------                                                                                         -------------
  1,980,000  Total Put Bonds                                                                            1,980,000
-----------                                                                                         -------------

Revenue Bond (1.62%)
-----------------------------------------------------------------------------------------------------------------------------------
$   750,000  Escanabia County, FL HFA Single Family Mortgage RB
            (Multi-County Program) - Series 1996B
             LOC First National Bank of Chicago                              04/01/97      3.65%    $     750,000     VMIG-1
-----------                                                                                         -------------
    750,000  Total Revenue Bond                                                                           750,000
-----------                                                                                         -------------

Tax Exempt Commercial Paper (20.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,200,000  City of Gainesville, FL (Utilities System) - Series C           10/08/96      3.60%    $   1,200,000      P1      A1+
  1,300,000  City of Jacksonville, FL - Series A                             09/04/96      3.40         1,300,000      P1      A1
  1,100,000  City of Orlando, FL CP Notes (Capital Improvements)             09/18/96      3.45         1,100,000      P1      A1+
  1,000,000  Florida Municipal Power Agency RB
             (Initial Pooled Loan Project) - Series A
             LOC First Union National Bank                                   10/23/96      3.45         1,000,000     VMIG-1   A1+
  1,500,000  Palm Beach, FL HFA Refunding RB
             (Pooled Hospital) - Series 1985
             MBIA Insured                                                    09/26/96(d)   3.45         1,500,000     VMIG-1   A1+
  1,500,000  St Lucie County, FL Pollution Control RB
             (Florida Power & Light Co.) 1994                                09/26/96      3.55         1,500,000     VMIG-1   A1+
  2,000,000  Sunshine State Government Finance Commission RB - Series 1986
             LOC Union Bank of Switzerland/
             Morgan Guaranty/National Westminster                            11/06/96      3.55         2,000,000     VMIG-1
-----------                                                                                           -----------
  9,600,000  Total Tax Exempt Commercial Paper                                                          9,600,000
-----------                                                                                           -----------
             Total Investments (100.93%)(Cost $46,797,963+)                                           $46,797,963
             Liabilities in Excess of Cash and Other Assets (-0.93%)                                  (   429,000)
                                                                                                       ----------
             Net Assets (100.00%)                                                                     $46,368,963
                                                                                                       ==========
             Net Asset Value, offering and redemption price per share:
             Class A Shares, 36,760,113 Shares Outstanding (Note 3)                                   $      1.00
                                                                                                       ==========
             Class B Shares,   9,612,747 Shares Outstanding (Note 3)                                  $      1.00
                                                                                                       ==========
           + Aggregate cost for federal income tax purposes is identical.

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                       See Notes to Financial Statements.

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===============================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the holding company of the bank whose letter of credit collateralizes such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.


KEY:
     CP    =       Commercial Paper                        IDRB       =      Industrial Development Revenue Bond
     HFA   =       Housing Finance Authority               MHRB       =      Multi-family Housing Revenue Bond
     HFFA  =       Health Facility Finance Authority       PCRB       =      Pollution Control Revenue Bond
     HRB   =       Hospital Revenue Bond                   RB         =      Revenue Bond
     IDA   =       Industrial Development Authority        TAN        =      Tax Anticipation Note
     IDR   =       Industrial Development Revenue


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                       See Notes to Financial Statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1996

===============================================================================


INVESTMENT INCOME
Income:
    Interest....................................................................$       1,515,055
                                                                                -----------------
Expenses: (Note 2)
    Investment management fee...................................................          170,022
    Administration fee..........................................................           88,338
    Shareholder servicing fee...................................................           67,370
    Custodian fee...............................................................            7,457
    Shareholder servicing and related shareholder expenses......................           54,857
    Legal, compliance and filing fees...........................................           18,301
    Audit and accounting........................................................           57,704
    Trustees' fees..............................................................            6,164
    Amortization of organization expenses.......................................           11,474
    Other.......................................................................            2,795
                                                                                -----------------
       Total expenses...........................................................          484,482
       Less: Expenses paid indirectly (Note 2)..................................(          27,499)
       Less: Fees waived and expenses reimbursed (Note 2).......................(         283,325)
                                                                                -----------------
       Net expenses.............................................................          173,658
                                                                                -----------------
Net investment income...........................................................        1,341,397

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................          -0-
                                                                                -----------------
Increase in net assets from operations..........................................$       1,341,397
                                                                                =================

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                       See Notes to Financial Statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS


===============================================================================



                                                                                                 September 19, 1994
                                                                              Year                (Commencement of
                                                                              Ended                Operations) to
                                                                         August 31, 1996           August 31, 1995
                                                                         ---------------           ---------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................      $        1,341,397        $         1,503,482
     Net realized gain (loss) on investments....................                 -0-            (             3,897)
                                                                       -----------------         ------------------
Increase in net assets from operations..........................               1,341,397                  1,499,585

Dividends to shareholders from net investment income:
     Class A....................................................      (          821,675)*      (           894,135)*
     Class B....................................................      (          519,722)*      (           609,347)*

Transactions in shares of beneficial interest (Note 3):
     Class A....................................................              15,783,783                 20,976,330
     Class B....................................................      (          562,659)                10,075,406
                                                                       -----------------         ------------------
         Total increase.........................................              15,221,124                 31,047,839
Net assets:
     Beginning of period........................................              31,147,839                    100,000
                                                                       -----------------         ------------------
     End of period..............................................      $       46,368,963        $        31,147,839
                                                                       =================         ==================


* Designated as exempt-interest dividends for federal income tax purposes.



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                       See Notes to Financial Statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS


===============================================================================

1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended August 31, 1996.

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


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===============================================================================


2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).


Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets. Prior to December 1, 1995, the Administration fee was .20%.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended August 31, 1996, the Manager voluntarily waived investment management fees and administration fees of $170,022 and $85,011, respectively, and reimbursed other operating expenses amounting to $28,292.

Included in the statement of operations under the captions "Custodian fee" and "Shareholder servicing and related shareholder expenses" are expense offsets of $27,499.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $9,645 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

3.  Transactions  in Shares of  Beneficial  Interest.

At August 31, 1996, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $46,372,860. Transactions, all at $1.00 per share, were as follows:

     Class A
                                                              Year                         October 6, 1994
                                                              Ended                 (Commencement of Operations)
                                                         August 31, 1996                 to August 31, 1995
                                                       -----------------                 ------------------
     Sold............................................         97,806,611                        221,569,078
     Issued on reinvestment of dividends.............            750,946                            816,529
     Redeemed........................................  (      82,773,774)                 (     201,409,277)
                                                       -----------------                 ------------------
     Net increase ...................................         15,783,783                         20,976,330
                                                       =================                 ==================

     Class B
                                                              Year                       September 19, 1994
                                                              Ended                 (Commencement of Operations)
                                                         August 31, 1996                 to August 31, 1995
                                                       -----------------                 ------------------
     Sold............................................        141,842,014                        185,971,722
     Issued on reinvestment of dividends.............            477,971                            576,818
     Redeemed........................................  (     142,882,644)                (      176,473,134)
                                                       -----------------                 ------------------
     Net increase (decrease).........................  (         562,659)                        10,075,406
                                                       =================                 ==================

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

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FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 1996, amounted to $3,897. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2003.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 63% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Selected Financial Information.


                                                        Year Ended                           Period Ended
                                                      August 31, 1996                      August 31, 1995**
                                               ----------------------------          ---------------------------
                                                Class A             Class B          Class A             Class B
                                               --------           ---------          -------             -------
Per Share Operating Performance:
(for a share outstanding throughout the period)

 Net asset value, beginning of period....      $  1.000           $   1.000           $1.000              $1.000
                                               --------           ---------           -------             ------

 Income from investment operations:
   Net investment income.................         0.031               0.033            0.032               0.036

 Less distributions:
   Dividends from net investment income..      (  0.031)           (  0.033)          (0.032)             (0.036)
                                                -------           ---------            -----               -----

 Net asset value, end of period..........      $  1.000              $1.000           $1.000              $1.000
                                               ========           =========           ======              ======

 Total Return............................         3.09%               3.35%            3.60%*              3.84%*
 Ratios/Supplemental Data
 Net assets, end of period(000)..........       $36,758           $   9,611        $  20,974            $ 10,174

 Ratios to average net assets:
   Expenses..............................          .56%+^              .31%+^           .40%*+              .14%*+
   Net investment income.................         3.05%+              3.34%+           3.54%*+             3.78%*+

*    Annualized

** Class A commenced operations on October 6, 1994 and Class B commenced operations on September 19, 1994.

+ Net of management and administration fees waived and expenses reimbursed equivalent to .67% and .95% of average net assets, respectively.

^    Includes expenses paid indirectly equivalent to .06% of average net assets.

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


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FLORIDA DAILY MUNICIPAL INCOME FUND
INDEPENDENT AUDITOR'S REPORT


===============================================================================

The Board of Trustees and Shareholders
Florida Daily Municipal Income Fund


We have audited the accompanying statement of net assets of Florida Daily Municipal Income Fund as of August 31, 1996 and the related statement of operations for the year then ended, the statements of changes in net assets and the selected financial information for the year then ended and for the period from September 19, 1994 (Commencement of Operations) to August 31, 1995. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund as of August 31, 1996, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP


New York, New York
October 2, 1996


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This report is submitted for the general  information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its
management,     marketability    of    shares,     and    other     information.
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Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     811 Main Street
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020


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